Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 744,847	$ 704,735	$ 630,741
Percent of category (in hundredth)	100.00%	100.00%	100.00%
Unearned income	(1,786)	(1,569)	(1,241)
Nonaccrual loans	13,889	14,485	20,688
Total Loans Net of Unearned Income	743,061	703,166	629,500
Fixed and Floating Rate Loans by Maturity and Repricing Frequencies [Abstract]
One year or less	159,688	131,244	196,293
One to five years	443,387	430,077	323,639
Five to 15 years	101,359	97,731	76,365
Over 15 years	26,524	31,198	13,756
Subtotal	730,958	690,250	610,053
Unearned income	(1,786)	(1,569)	(1,241)
Total loans net of unearned income	743,061	703,166	629,500
Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	521,430	510,982	471,082
Percent of category (in hundredth)	70.00%	72.50%	74.70%
Nonaccrual loans	10,901	11,990	17,340
Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	47,817	47,550	44,856
Percent of category (in hundredth)	6.40%	6.70%	7.10%
Nonaccrual loans	488	73	854
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,168	9,826	11,182
Percent of category (in hundredth)	1.90%	1.40%	1.80%
Nonaccrual loans	262	130	312
1- 4 Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	111,623	103,764	87,473
Percent of category (in hundredth)	15.00%	14.70%	13.80%
Nonaccrual loans	4,637	4,248	4,603
Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	14,405	13,771	14,855
Percent of category (in hundredth)	1.90%	2.00%	2.40%
Nonaccrual loans	0	0	0
Non-Farm Non-Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	333,417	336,071	312,716
Percent of category (in hundredth)	44.80%	47.70%	49.60%
Nonaccrual loans	5,514	7,539	11,571
Non-Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	223,417	193,753	159,659
Percent of category (in hundredth)	30.00%	27.50%	25.30%
Nonaccrual loans	2,988	2,495	3,348
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	31,256	21,749	18,476
Percent of category (in hundredth)	4.20%	3.10%	2.90%
Nonaccrual loans	1,073	526	512
Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	171,069	151,087	117,425
Percent of category (in hundredth)	23.00%	21.40%	18.60%
Nonaccrual loans	1,915	1,946	2,831
Consumer And Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	21,092	20,917	23,758
Percent of category (in hundredth)	2.80%	3.00%	3.80%
Nonaccrual loans		23	5
Fixed Rate Loans [Member]
Fixed and Floating Rate Loans by Maturity and Repricing Frequencies [Abstract]
One year or less	76,818	60,642	89,117
One to five years	241,700	229,657	147,896
Five to 15 years	69,547	71,655	33,770
Over 15 years	18,490	8,503	7,829
Subtotal	406,555	370,457	278,612
Floating Rate Loans [Member]
Fixed and Floating Rate Loans by Maturity and Repricing Frequencies [Abstract]
One year or less	82,870	70,602	107,176
One to five years	201,687	200,420	175,743
Five to 15 years	31,812	26,076	42,595
Over 15 years	8,034	22,695	5,927
Subtotal	$ 324,403	$ 319,793	$ 331,441